Other comprehensive income (loss) - Significant reclassifications out of Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Affected line items in consolidated statements of income [Line Items]
Income tax expense	¥ 28,377	¥ (20,894)	¥ (7,991)	¥ (51,291)
Net income attributable to noncontrolling interests	(1,695)	(239)	(2,597)	(1,656)
Net income attributable to NHI shareholders	46,559	52,872	115,301	72,732
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Net unrealized gain on non-trading securities [Member]
Affected line items in consolidated statements of income [Line Items]
Gain (loss) on investments in equity securities	2,552	341	2,919	435
Income tax expense	(1,195)	(116)	(1,308)	(149)
Net income	1,357	225	1,611	286
Net income attributable to noncontrolling interests	(324)	(57)	(387)	(73)
Net income attributable to NHI shareholders	¥ 1,033	¥ 168	¥ 1,224	¥ 213